ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of Companies Subsidiaries and VIE's) (Details)	12 Months Ended
Dec. 31, 2012
Glorious Star Investment Limited [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Aug. 01, 2008
Place of incorporation	Hong Kong
Percentage of economic ownership	100.00%
Broad Cosmos Enterprises Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jun. 26, 2006
Place of incorporation	British Virgin Islands ("BVI")
Percentage of economic ownership	100.00%
AirMedia International Limited [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jul. 14, 2007
Place of incorporation	BVI
Percentage of economic ownership	100.00%
AirMedia China Limited [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Aug. 05, 2005
Place of incorporation	Hong Kong
Percentage of economic ownership	100.00%
Excel Lead International Limited [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Aug. 01, 2008
Place of incorporation	BVI
Percentage of economic ownership	100.00%
Dominant City Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jul. 01, 2009
Place of incorporation	BVI
Percentage of economic ownership	100.00%
Easy Shop Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jan. 01, 2010
Place of incorporation	BVI
Percentage of economic ownership	100.00%
AirMedia Technology Beijing Co Ltd [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Sep. 19, 2005
Place of incorporation	the PRC
Percentage of economic ownership	100.00%
Shenzhen AirMedia Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jun. 06, 2006
Place of incorporation	the PRC
Percentage of economic ownership	100.00%
Xi'an AirMedia Chuangyi Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Dec. 31, 2007
Place of incorporation	the PRC
Percentage of economic ownership	100.00%
Beijing Shengshi Lianhe Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Aug. 07, 2005
Place of incorporation	the PRC
Airmedia Advertising Group Co., Ltd. (Formerly Beijing AirMedia Advertising Co., Lit.) [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Nov. 22, 2005
Place of incorporation	the PRC
Beijing AirMedia UC Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jan. 01, 2007
Place of incorporation	the PRC
Beijing Yuehang Digital Media Advertising Co. Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jan. 16, 2008
Place of incorporation	the PRC
AirTV United Media And Culture Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Oct. 10, 2006
Place of incorporation	the PRC
Beijing AirMedia Film And TV Culture Co. Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Sep. 13, 2007
Place of incorporation	the PRC
Flying Dragon Media Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Aug. 01, 2008
Place of incorporation	the PRC
Wenzhou AirMedia Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Oct. 17, 2008
Place of incorporation	the PRC
Beijing Weimei Lianhe Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Mar. 10, 2009
Place of incorporation	the PRC
Beiijng Shengshi Lixin Culture And Media Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jun. 01, 2009
Place of incorporation	the PRC
Hainan Jinhui Guangming Media Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jun. 23, 2009
Place of incorporation	the PRC
Beijing Youtong Hezhong Advertising Media Co. Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jul. 01, 2009
Place of incorporation	the PRC
Beijing AirMedia Jinshi Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jul. 07, 2009
Place of incorporation	the PRC
Tianjin AirMedia Jinshi Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Sep. 08, 2009
Place of incorporation	the PRC
Tianjin AirMedia Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Sep. 21, 2009
Place of incorporation	the PRC
AirMedia City (Beijing) Outdoor Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Jan. 01, 2010
Place of incorporation	the PRC
Beijing Dongding Gongyi Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Feb. 01, 2010
Place of incorporation	the PRC
Beijing GreatView Media Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Apr. 28, 2011
Place of incorporation	the PRC
Beijing AirMedia Jinsheng Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation/acquisition	Apr. 28, 2011
Place of incorporation	the PRC